Non-Cash Share-Based Compensation - Summary of Changes in Company's Ordinary Shares (Details) - Performance and Service Based - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance	492,514	284,554	257,571
Number of Shares, Granted	42,412	480,677	85,513
Number of Shares, Vested	(209,836)	(265,202)	(56,544)
Number of Shares, Forfeited	(117,780)	(7,515)	(1,986)
Number of Shares, Unvested balance	207,310	492,514	284,554
Weighted Average Grant Date Fair Value, Unvested balance	$ 1.36	$ 0.45	$ 0.47
Weighted Average Grant Date Fair Value, Granted	11.78	1.59	0.50
Weighted Average Grant Date Fair Value, Vested	7.10	1.09	0.47
Weighted Average Grant Date Fair Value, Forfeited	12.64	0.70	0.42
Weighted Average Grant Date Fair Value, Unvested balance	$ 9.97	$ 1.36	$ 0.45